Natural and environmental resources (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Natural and environmental resources
Beginning Balance	$ 48,407
Ending Balance	47,860	$ 48,407
Cost
Natural and environmental resources
Additions/capitalizations	313	502
Disposals	(34)	(44)
Foreign currency translation	(1,500)	(3,024)
Transfers/reclassifications	4	110
Cost | Oil investments
Natural and environmental resources
Beginning Balance	112,125	108,855
Additions/capitalizations	2,620	4,691
Abandonment cost update (Note 23)	0
Disposals	(480)	(35)
Write off exploratory assets and dry wells	0
Capitalized financial interests	195	334
Exchange differences capitalized	2	2
Foreign currency translation	(2,925)	(5,694)
Transfers/reclassifications	435	3,972
Ending Balance	111,972	112,125
Cost | Asset retirement cost
Natural and environmental resources
Beginning Balance	9,739	8,249
Additions/capitalizations	0	18
Abandonment cost update (Note 23)	58	1,608
Disposals	(27)
Write off exploratory assets and dry wells	0
Capitalized financial interests	0
Exchange differences capitalized	0
Foreign currency translation	(82)	(152)
Transfers/reclassifications	(4)	16
Ending Balance	9,684	9,739
Cost | Exploration and evaluation
Natural and environmental resources
Beginning Balance	10,677	10,052
Additions/capitalizations	1,650	5,843
Abandonment cost update (Note 23)	0	(30)
Disposals	0	(1)
Write off exploratory assets and dry wells	(115)	(717)
Capitalized financial interests	32	92
Exchange differences capitalized	0	1
Foreign currency translation	(208)	(357)
Transfers/reclassifications	(436)	(4,206)
Ending Balance	11,600	10,677
Accumulated depreciation and impairment losses | Oil investments
Natural and environmental resources
Beginning Balance	(77,216)	(72,930)
Depletion expense	(3,235)	(7,447)
(Loss) recovery of impairment		(244)
Disposals	452	5
Foreign currency translation	1,791	3,323
Transfers/reclassifications	(35)	77
Ending Balance	(78,243)	(77,216)
Accumulated depreciation and impairment losses | Asset retirement cost
Natural and environmental resources
Beginning Balance	(6,885)	(6,444)
Depletion expense	(351)	(315)
(Loss) recovery of impairment		13
Disposals	20
Foreign currency translation	63	97
Transfers/reclassifications	1	(236)
Ending Balance	(7,152)	(6,885)
Accumulated depreciation and impairment losses | Exploration and evaluation
Natural and environmental resources
Beginning Balance	(33)	(116)
Depletion expense	0
(Loss) recovery of impairment		(41)
Disposals	0
Foreign currency translation	0
Transfers/reclassifications	32	124
Ending Balance	(1)	(33)
Natural and environmental resources
Natural and environmental resources
Beginning Balance	48,407	47,666
Ending Balance	47,860	48,407
Natural and environmental resources | Oil investments
Natural and environmental resources
Beginning Balance	34,909	35,925
Ending Balance	33,729	34,909
Natural and environmental resources | Asset retirement cost
Natural and environmental resources
Beginning Balance	2,854	1,805
Ending Balance	2,532	2,854
Natural and environmental resources | Exploration and evaluation
Natural and environmental resources
Beginning Balance	10,644	9,936
Ending Balance	11,599	10,644
Natural and environmental resources | Cost
Natural and environmental resources
Beginning Balance	132,541	127,156
Additions/capitalizations	4,270	10,552
Abandonment cost update (Note 23)	58	1,578
Disposals	(507)	(36)
Write off exploratory assets and dry wells	(115)	(717)
Capitalized financial interests	227	426
Exchange differences capitalized	2	3
Foreign currency translation	(3,215)	(6,203)
Transfers/reclassifications	(5)	(218)
Ending Balance	133,256	132,541
Natural and environmental resources | Accumulated depreciation and impairment losses
Natural and environmental resources
Beginning Balance	(84,134)	(79,490)
Depletion expense	(3,586)	(7,762)
(Loss) recovery of impairment		(272)
Disposals	472	5
Foreign currency translation	1,854	3,420
Transfers/reclassifications	(2)	(35)
Ending Balance	$ (85,396)	$ (84,134)